Employee benefits (Details 10) - Industrias Quimicas Falcon de Mexico Pension plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligations	₨ 243	₨ 218	₨ 249
Fair value of plan assets	(66)	(60)	₨ (61)
Net defined benefit liability recognized	₨ 177	₨ 158